Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,308,297.82
Previously Paid Amount	1,696.01
Total Fee Amount	1,699.78
Total Offset Amount
Net Fee	$ 3.77